Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000032332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ELFTX
Without Sales Load [Member] | C000032332
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	0.73%	1.98%
GE INDEX: BLOOMBERG MUNICIPAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%	0.99%	2.25%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%